Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2015	December 31, 2014
Raw materials	74	73
Work-in-process	804	795
Finished products	373	401

Total	1,251	1,269